Property, Plant and Equipment - Estimated Service Lives of Property, Plant and Equipment - Assets Subject to Operating Leases (Detail) - Assets Subject to Operating Leases [Member]	12 Months Ended
Dec. 31, 2020
Land improvements [Member] | Bottom of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives	10 years
Land improvements [Member] | Top of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives	30 years
Main buildings [Member] | Bottom of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives	35 years
Main buildings [Member] | Top of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives	60 years
Other building facilities [Member] | Bottom of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives	3 years
Other building facilities [Member] | Top of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives	15 years